Contracts with Customers - Schedule of Unbilled Receivables and Claims) (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contracts with Customers [Abstract]
Contract with customers, unbilled, current		$ 6,565		$ 6,478
Contract with customers, expected to be collected after one year		1,771		2,179
Contract with customers, less valuation allowance	$ (20)	(19)	$ (21)	(23)	$ (91)
Total unbilled receivables	$ 9,660	8,317		8,634
Contracts with customers, claims, current		6
Contract with customers, claims, expected to be collected after one year		40		16
Total claims receivables		$ 46		$ 16